Organization	3 Months Ended
Jul. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization
1.	Organization
enGene Holdings Inc. (the “Company”) was incorporated as 14963148 Canada Inc. under the federal laws of Canada on April 24, 2023 and changed its name to enGene Holdings Inc. on May 9, 2023. The Company was incorporated to facilitate the business combination between enGene Inc. (“enGene”) and Forbion European Acquisition Corp (“FEAC”), a publicly traded special purpose acquisition company pursuant to the Business Combination Agreement (the “BCA”) dated May 16, 2023 among the Company, enGene and FEAC, which is subject to closing conditions. The Company has commitments in connection with the business combination (see below). The Company’s intended business activity is holding the shares of enGene. enGene’s intended businesses activity is the research and development of next generation non-viral,
locally administered gene therapies. To date, the Company has not commenced operations and is expected to commence operations concurrent with the closing of the business combination (the “Closing”) in accordance with the BCA. The Company’s registered address is Suite 2600, Three Bentall Centre, 595 Burrard Street, Vancouver, BC, V7X 1L3, Canada.
The Company has authorized an unlimited amount of Class A common shares and Class B common shares, with no par value. The holders of the Class A and B Common shares each shall be entitled to receive, subject to the rights of the holders of any other class of shares, any dividend declared by the Corporation in their absolute discretion, in such amount and in such form as the board of directors of the Corporation may from time to time determine. The holders of the Class A and B Common shares each shall be entitled to receive notice of, and to attend, all meetings of the shareholders of the Corporation and shall have one (1) vote for each Common share held. The Company issued ten Class B common shares for an aggregate purchase price of $10 Canadian Dollars (“CAD”) upon incorporation to a single shareholder of the Company, which is converted to $7 United States Dollars (“USD”) using the exchange rate in effect on the date the shares were issued. The Class B common shares are redeemable at the original purchase price of $1.00 CAD per share at the option of the Company or the holder at any time. The Company classifies its redeemable common shares outside of shareholder’s equity within the temporary equity section of the balance sheet as the redemption of such shares is outside the Company’s control. No Class A common shares have been issued as of May 16, 2023.
Going Concern
The Company’s financial statements have been prepared assuming that the Company will continue as a going concern, which presumes the Company will continue in operation for the foreseeable future and will be able to realize its assets and discharge its liabilities and commitments in the ordinary course of business. The Company has incurred net losses since its inception and requires financing to meet its liabilities. These conditions indicate the existence of a material uncertainty that raise substantial doubt about the Company’s ability to continue as a going concern and, therefore, that it may be unable to realize its assets and discharge its liabilities in the normal course of business.
The Company is seeking to complete an equity financing and business combination transaction with a special purpose acquisition company (“SPAC”) (see Business Combination with FEAC and related financing. above). These plans are intended to mitigate the relevant conditions that raise substantial doubt about the Company’s ability to continue as a going concern; however, as the plans are not within the Company’s control, it is not assured that they will be effectively implemented.
Business Combination with FEAC and related financing
On May 16, 2023, the Company entered into the BCA with enGene and FEAC. Upon closing of the proposed transaction contemplated by the BCA, the Company will be the holding company of enGene and its common shares are expected to be listed on the Nasdaq.

On May 16, 2023, the Company, FEAC, and certain investors (the “PIPE Investors”) entered into subscription agreements as amended by certain Side Letter Agreements entered into immediately thereafter, among other things, the PIPE Investors have agreed, subject to the completion of each element of the business combination, to subscribe for and purchase, and FEAC has agreed that it will issue and sell to the PIPE Investors (which obligation will be assumed (the “Assumption”) by the Company, after the completion of the FEAC reorganization and prior to the consummation of the PIPE Financing (as defined below) FEAC Class A shares (the “FEAC Class A Shares”) (or after the Assumption, Class A Common shares of the Company) and warrants to acquire FEAC Class A Shares (or after the Assumption, warrants to acquire Class A Common shares of the Company) for an aggregate purchase price equal to $56.8 million (the “PIPE Financing”). Prior to the execution of the BCA, enGene agreed to certain modifications of existing convertible indebtedness in an aggregate principal amount of $18.4 million, where, among other things, enGene issued warrants to the existing noteholders. Concurrently with the execution and delivery of the BCA, enGene entered into an agreement pursuant to which issued new convertible indebtedness and enGene warrants (i) for cash in an aggregate principal amount of $30.0 million in May and June 2023 and (ii) in repayment of certain outstanding indebtedness in an aggregate principal amount of $8.0 million, which indebtedness was received in April 2023. Such indebtedness will be converted in the transactions to be completed as part of the BCA into that number of common shares of enGene that, when exchanged at the agreed upon exchange ratio, shall equal that number of FEAC Class A Shares (or after the Assumption, Class A Common shares of the Company) that the holders of such convertible notes would have received if they subscribed for FEAC Class A Shares (or after the Assumption, Class A Common shares of the Company) in the PIPE Financing.
Effective the day before Closing, the Company will issue to the holders of FEAC Class A Shares and FEAC Class B shares (collectively, the “FEAC Shares”) Class A common shares in the capital of the Company in exchange for such holders’ FEAC Shares. FEAC will thereby become a wholly-owned subsidiary of the Company. The Company will also assume the FEAC Warrants to purchase one FEAC Share, pursuant to a warrant assignment, assumption and amendment agreement to be entered into at closing. The Company will then redeem its Class B common shares held by its sole shareholder for an amount equal to the amount of capital that the sole shareholder of the Company subscribed to.
On the date the Closing occurs, enGene will amalgamate with a subsidiary of the Company (“Can Merger Sub”) in accordance with the terms of the plan of arrangement (the “Amalgamation”), and pursuant to the Amalgamation, each share outstanding of Can Merger Sub immediately prior to the Amalgamation shall be exchanged for one common share in the authorized share capital of the amalgamated entity at an agreed upon exchange ratio set out in the in Amalgamation. Additionally, each enGene share and warrant outstanding immediately prior to the Amalgamation will be exchanged for Class A common shares and warrants of the Company at an agreed upon exchange ratio set out in the Amalgamation. Upon the completion of the Amalgamation, enGene will become a wholly owned subsidiary of the Company and the Company will continue from being a corporation under and governed by the Canada Business Corporations Act to a company continued to and governed by the Business Corporation Act (British Columbia).
Pursuant to the Business Combination Agreement, as described above, there is a commitment for enGene Holdings Inc. to issue its own common shares and warrants upon the consummation of the Business Combination.